Summary of Business and Significant Accounting Policies (Narrative) (Details) $ in Thousands		12 Months Ended			20 Months Ended
		Dec. 31, 2017 USD ($) segment state	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Jun. 30, 2012 USD ($)
Accounting Policies [Abstract]
Finite-lived Intangible Assets Acquired					$ 13,900
Advertising Expense		$ 56,000	$ 64,800	$ 66,500
Research and Development Expense		7,600	8,900	10,600
Capitalized Computer Software, Additions	[1]	$ (3,210)	$ (1,837)	(1,117)
Number of states in which the Company is licensed to market and sell health insurance | state		50
Number of operating segments | segment		2	2
Prior period reclassification adjustment			$ 800	600
Amortization of internally developed software	[1]	$ 1,464	936	627
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		25.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		1.00%
Defined Contribution Plan, Matching Contributions Vesting Period		3 years
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 400	300	300
Book-of-Business, Margin Earned		$ 900	$ 1,000	$ 1,200

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method